Warrants - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 01, 2024	Nov. 10, 2023	May 31, 2023	Mar. 31, 2023	Nov. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2024	Oct. 24, 2024	Jul. 01, 2024	May 31, 2024	May 08, 2024	Feb. 20, 2024	Dec. 07, 2023	Nov. 13, 2022	Jul. 31, 2021
Class of Warrant or Right [Line Items]
Warrants issued											0	0
Common stock, par value						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Share issue price															$ 16.25
Derivative liability						$ 156,000				$ 156,000		$ 591,000	$ 3,004,000
Fair value of warrants						(5,902,000)	$ 0			$ (9,148,000)	$ (2,266,000)	$ (2,405,000)	$ (478,000)
IPO [Member]
Class of Warrant or Right [Line Items]
Share issue price			$ 32,000
November 2023 Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued										0
Fair value of warrants						$ 2,000.000				$ 200,000
December 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Amount of warrant shares									$ 90,000.00
Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Percentage of aggregate number of shares issued and sold						100.00%				100.00%
Common Stock Warrants Best Efforts A-1 [Member]
Class of Warrant or Right [Line Items]
Warrants issued										28,369
Common Stock Warrants Best Efforts A-2 [Member]
Class of Warrant or Right [Line Items]
Warrants issued										28,369
Common Stock Warrants Best Efforts Pre-Funded [Member]
Class of Warrant or Right [Line Items]
Warrants issued										26,269
Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued											0	0	23
Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued											0	0	2
Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued												20
Warrant strike price				$ 0.0001	$ 0.0001			$ 0.0001
Proceeds from Issuance of Warrants				$ 400,000,000	$ 225,000,000
Proceeds from Issuance or Sale of Equity				$ 10,000,000,000	$ 10,000,000
Service Providers Stock Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise of stock warrants (in shares)			13		7
Senior Secured Notes Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued												41
Fair value of warrants								$ 1,300,000
Debt discount on senior notes								$ 2,000,000
Senior Secured Notes Stock Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise of stock warrants (in shares)								41
November Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants												$ 40,000.00
Fair value of warrant liability		$ 200,000
Common Stock Warrants Best Efforts Placement Agent [Member]
Class of Warrant or Right [Line Items]
Warrants issued										2,128
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued										90,270		231
Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants											$ 2,300,000	$ 2,400,000	$ 500,000
Warrants [Member] | December 2023 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Derivative liability												500,000
Fair value of warrants												100,000
Warrants [Member] | February 2024 Note [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant	750
Warrants [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																					23
Derivative liability																					$ 3,500,000
Fair value of warrants							0				2,300,000	$ 2,300,000
Warrants [Member] | December 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant									2,889			770
Conversion price reduced									$ 400
Warrant shares, exercised									231
Fair value of warrants						$ 0				$ 300,000
Warrants [Member] | December 2023 Warrants [Member] | December 2023 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																				231
Warrant strike price																				$ 5,000
Warrants [Member] | February 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants						50,000.00				1,800,000
Warrants [Member] | February 2024 Warrants [Member] | February 2024 Note [Member]
Class of Warrant or Right [Line Items]
Issuance of convertible note	$ 6,000,000
Warrants [Member] | Woodway Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																			200
Warrant strike price																			$ 5,000
Fair value of warrants						5,000.000				300,000
Warrants [Member] | Registered Direct Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																		107
Percentage of aggregate number of shares issued and sold																		7.50%
Warrant strike price																		$ 880
Fair value of warrants						$ 5,000.000				$ 50,000.00
Warrants [Member] | Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant						1,420				1,420
Fair value of warrants						$ 100,000				$ 700,000
Warrants [Member] | Common Stock Warrants Best Efforts A-1 [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																						28,369
Fair value of warrants						4,400,000
Warrants [Member] | Common Stock Warrants Best Efforts A-2 [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																28,369
Warrant strike price																$ 141
Share issue price																$ 141
Fair value of warrants										4,400,000
Warrants [Member] | Common Stock Warrants Best Efforts Pre-Funded [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																26,269
Warrant strike price																$ 0.001
Share issue price																$ 140.9
Derivative liability																$ 3,700,000
Fair value of warrants						1,100,000				1,100,000
Fair value of the warrant						$ 0				$ 0
Warrants [Member] | Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																					23
Warrant strike price																					$ 40
Fair value of warrants							100,000					$ 2,300,000	$ 500,000
Warrants [Member] | Class A Common Stock Warrants [Member] | December 2023 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants												$ 100,000
Warrants [Member] | Class A Common Stock Warrants [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																					23
Warrant strike price																					$ 40
Warrants contractual term																					10 years
Warrants [Member] | Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant strike price																						$ 40
Warrants contractual term																						7 years
Fair value of warrants							$ 0				$ 0
Warrants [Member] | Common Stock Warrants Best Efforts Placement Agent [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant						2,128				2,128
Percentage of aggregate number of shares issued and sold						7.50%				7.50%
Warrant strike price						$ 176.3				$ 176.3
Fair value of warrants						$ 200,000				$ 200,000
Warrants [Member] | Common Stock Warrants [Member] | December 2023 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant																				231
Warrant strike price																				$ 5,000
Warrant One [Member] | December 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant									2,658
Fair value of warrants						$ 0				$ 400,000
Warrant One [Member] | February 2024 Warrants [Member] | February 2024 Note [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant	375
Common stock, par value	$ 5,000
Warrant One [Member] | Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant strike price																	$ 704
Warrant Two [Member] | December 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant									375,000
Warrant Two [Member] | February 2024 Warrants [Member] | February 2024 Note [Member]
Class of Warrant or Right [Line Items]
Common stock, par value	$ 7,000